NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Accumulated Losses	$ (10,068,337)	$ (10,505,204)
Working Capital Deficit	$ (546,798)